KOBRICK CAPITAL FUND
                          KOBRICK EMERGING GROWTH FUND
                               KOBRICK GROWTH FUND

                      Supplement dated June 18, 2001 to the
           Statement of Additional Information dated February 1, 2001

THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH UNDER THE SECTION ENTITLED "SHAREHOLDER SERVICES - SYSTEMATIC WITHDRAWAL PLANS (CLASSES A, B AND
C)" IN THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2001.

An investor owning a Fund's shares having a value of $10,000 or more at the current public offering price may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or the Distributor.


                                                                      SP143-0601